UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09397

                                             The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund

First Quarter Report — March 31, 2018

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 4.4% compared with a decrease of 3.3% for the Standard & Poor’s (“S&P”) 500 Utilities Index (SPU). Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception (8/31/99)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABUX)	(4.35)%	(0.36)%	5.93%	6.48%	9.40%	7.41%
S&P 500 Utilities Index	(3.30)	1.89	9.16	7.07	11.14	6.57
S&P 500 Index	(0.76)	13.99	13.31	9.49	10.10	5.82
Lipper Utility Fund Average	(2.57)	2.64	7.13	6.46	10.56	6.39
Class A (GAUAX)	(4.29)	(0.36)	5.94	6.48	9.40	7.42
With sales charge (b)	(9.79)	(6.09)	4.69	5.85	8.97	7.08
Class C (GAUCX)	(4.59)	(1.12)	4.84	5.68	8.57	6.75
With contingent deferred sales charge (c)	(5.54)	(2.11)	4.84	5.68	8.57	6.75
Class I (GAUIX)	(4.26)	(0.14)	6.19	6.74	9.58	7.55
Class T (GAUTX)	(4.36)	(0.48)	5.90	6.47	9.39	7.40
With sales charge (d)	(6.75)	(2.96)	5.37	6.20	9.21	7.40

In the current prospectuses dated April 30, 2018, as amended, the expense ratios for Class AAA, A, C, I, and T Shares are 1.37%, 1.37%, 2.12%, 1.12%, and 1.38%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Utilities Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.5%
	ENERGY AND UTILITIES — 70.9%
	Alternative Energy — 0.4%
370,000	Algonquin Power & Utilities Corp.	$3,667,404
36,000	NextEra Energy Partners LP	1,439,640
63,261	Ormat Technologies Inc., New York	3,566,655
6,739	Ormat Technologies Inc., Tel Aviv	385,020

		9,058,719

	Electric Integrated — 44.5%
304,000	ALLETE Inc.	21,964,000
174,000	Alliant Energy Corp.	7,109,640
550,000	Ameren Corp.	31,146,500
700,000	American Electric Power Co. Inc.	48,013,000
6,000	Atlantic Power Corp.†	12,621
180,000	Avangrid Inc.	9,201,600
290,000	Avista Corp.	14,862,500
474,000	Black Hills Corp.	25,738,200
60,000	CMS Energy Corp.	2,717,400
165,000	Dominion Energy Inc.	11,125,950
4,000	DTE Energy Co.	417,600
297,000	Duke Energy Corp.	23,008,590
624,000	Edison International	39,723,840
814,000	El Paso Electric Co.	41,514,000
1,400	Entergy Corp.	110,292
799,500	Eversource Energy	47,106,540
355,000	Exelon Corp.	13,848,550
380,000	FirstEnergy Corp.	12,923,800
78,960	Fortis Inc.	2,666,479
111,040	Fortis Inc., Toronto	3,748,306
900,000	Great Plains Energy Inc.	28,611,000
915,000	Hawaiian Electric Industries Inc.	31,457,700
42,000	IDACORP Inc.	3,707,340
311,000	MGE Energy Inc.	17,447,100
621,000	NextEra Energy Inc.	101,427,930
260,000	NiSource Inc.	6,216,600
434,000	NorthWestern Corp.	23,349,200
785,000	OGE Energy Corp.	25,724,450
740,000	Otter Tail Corp.	32,079,000
138,000	PG&E Corp.	6,062,340
320,000	Pinnacle West Capital Corp.	25,536,000
1,610,000	PNM Resources Inc.	61,582,500
572,000	PPL Corp.	16,181,880
190,000	Public Service Enterprise Group Inc.	9,545,600
466,000	SCANA Corp.	17,498,300
430,000	The Southern Co.	19,203,800
51,125	Unitil Corp.	2,372,711
440,000	Vectren Corp.	28,124,800
597,000	WEC Energy Group Inc.	37,431,900
912,000	Westar Energy Inc.	47,962,080

Shares		Market Value

310,000	Xcel Energy Inc.	$14,098,800

		912,580,439

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,221,980
360,000	Red Electrica Corp. SA	7,410,761
3,400	Uniper SE	103,542

		12,736,283

	Global Utilities — 2.2%
11,352	AES Tiete Energia SA	41,812
40,000	Chubu Electric Power Co. Inc.	570,274
28,000	E.ON SE	310,763
20,800	EDF SA	300,978
5,000	EDP - Energias de Portugal SA, ADR	189,550
200,000	Electric Power Development Co. Ltd.	5,112,542
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	54,249
185,000	Emera Inc.	5,852,913
35,000	Enagas SA	957,353
100,000	Endesa SA	2,200,662
265,000	Enel SpA	1,620,566
4,000	EuroSite Power Inc.†	680
550,000	Hera SpA	2,012,649
66,000	Hokkaido Electric Power Co. Inc.	435,431
40,000	Hokuriku Electric Power Co.†	347,352
180,000	Huaneng Power International Inc., ADR	4,833,000
45,000	Iberdrola SA, ADR	1,327,050
295,589	Iberdrola SA, Aquis	2,172,063
405,000	Korea Electric Power Corp.,, ADR†	6,232,950
110,000	Kyushu Electric Power Co. Inc.	1,319,111
32,000	Shikoku Electric Power Co. Inc.	381,636
2,000	Snam SpA	9,186
75,000	Statoil ASA	1,766,693
28,000	The Chugoku Electric Power Co. Inc.	339,984
305,000	The Kansai Electric Power Co. Inc.	3,952,775
55,000	The Tokyo Electric Power Co. Holdings Inc.†	213,477
170,000	Tohoku Electric Power Co. Inc.	2,292,655

		44,848,354

	Merchant Energy — 1.9%
40,000	GenOn Energy Inc. - Old, Escrow†(a)	0
15,000	GenOn Energy Inc., Escrow†(a)	0
120,000	NRG Energy Inc.	3,663,600
3,090,000	The AES Corp.	35,133,300

		38,796,900

	Natural Gas Integrated — 9.5%
14,500	Apache Corp.	557,960
25,000	Atlas Energy Group LLC†	1,025
65,000	Devon Energy Corp.	2,066,350
6,000	Dominion Energy Midstream Partners LP	92,100
20,000	Energen Corp.†	1,257,200

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
610,000	Energy Transfer Equity LP	$8,668,100
150,000	Hess Corp.	7,593,000
300,000	Kinder Morgan Inc.	4,518,000
1,926,000	National Fuel Gas Co.	99,092,700
436,000	Northwest Natural Gas Co.	25,135,400
520,000	ONEOK Inc.	29,598,400
362,000	UGI Corp.	16,080,040

		194,660,275

	Natural Gas Utilities — 5.7%
80,000	Atmos Energy Corp.	6,739,200
94,000	CenterPoint Energy Inc.	2,575,600
43,500	Chesapeake Utilities Corp.	3,060,225
6,250	CONSOL Energy Inc.†	181,063
388,800	Corning Natural Gas Holding Corp.(b)	6,840,936
100,000	Gulf Coast Ultra Deep Royalty Trust	6,400
5,000	Italgas SpA	29,875
110,000	National Grid plc	1,238,032
44,500	National Grid plc, ADR	2,511,135
14,000	New Jersey Resources Corp.	561,400
143,000	ONE Gas Inc.	9,440,860
66,000	RGC Resources Inc.	1,676,400
140,000	South Jersey Industries Inc.	3,942,400
926,000	Southwest Gas Holdings Inc.	62,625,380
119,500	Spire Inc.	8,639,850
75,000	WGL Holdings Inc.	6,273,750

		116,342,506

	Natural Resources — 1.8%
14,000	Alliance Holdings GP LP	350,140
75,300	Anadarko Petroleum Corp.	4,548,873
168,000	BP plc, ADR	6,810,720
14,058	California Resources Corp.†	241,095
10,000	Callon Petroleum Co.†	132,400
500,000	Cameco Corp.	4,545,000
50,000	CNX Resources Corp.†	771,500
8,000	Compania de Minas Buenaventura SAA, ADR	121,840
710,000	Mueller Industries Inc.	18,573,600
50,006	Tullow Oil plc†	137,510
80,000	Ultra Petroleum Corp.†	333,600

		36,566,278

	Services — 1.2%
22,000	Baker Hughes, a GE Company	610,940
570,000	Enbridge Inc.	17,937,900
20,000	Halliburton Co.	938,800
34,000	MDU Resources Group Inc.	957,440
50,000	Patterson-UTI Energy Inc.	875,500
20,000	Rowan Companies plc, Cl. A†	230,800

Shares		Market Value

1,000,000	Weatherford International plc†	$2,290,000

		23,841,380

	Water — 2.4%
8,000	American States Water Co.	424,480
115,000	American Water Works Co. Inc.	9,444,950
528,000	Aqua America Inc.	17,983,680
5,000	California Water Service Group	186,250
10,000	Connecticut Water Service Inc.	605,300
16,000	Consolidated Water Co. Ltd.	232,800
20,000	Middlesex Water Co.	734,000
276,700	Severn Trent plc	7,158,578
145,000	SJW Group	7,642,950
87,000	The York Water Co.	2,697,000
52,000	United Utilities Group plc, ADR	1,055,860

		48,165,848

	Diversified Industrial — 0.6%
30,000	AZZ Inc.	1,311,000
62,000	General Electric Co.	835,760
100,000	ITT Inc.	4,898,000
375,975	Mueller Water Products Inc., Cl. A	4,086,848
20,000	Park-Ohio Holdings Corp.	777,000

		11,908,608

	Environmental Services — 0.1%
26,000	Covanta Holding Corp.	377,000
80,000	Veolia Environnement SA	1,894,403

		2,271,403

	TOTAL ENERGY AND UTILITIES	1,451,776,993

	COMMUNICATIONS — 19.4%
	Cable and Satellite — 5.3%
41,400	Charter Communications Inc., Cl. A†	12,884,508
25,000	Cogeco Communications Inc.	1,368,805
70,000	Cogeco Inc.	3,721,271
40,000	Comcast Corp., Cl. A	1,366,800
430,000	DISH Network Corp., Cl. A†	16,292,700
308,000	EchoStar Corp., Cl. A†	16,253,160
344,366	Liberty Global plc, Cl. A†	10,782,099
600,000	Liberty Global plc, Cl. C†	18,258,000
80,000	Liberty Latin America Ltd., Cl. A†	1,556,000
150,000	Liberty Latin America Ltd., Cl. C†	2,863,500
90,000	Rogers Communications Inc., Cl. B	4,021,200
12,000	Shaw Communications Inc., Cl. B	231,120
1,000,000	Sky plc	18,203,883
50,000	Tokyo Broadcasting System Holdings Inc.	1,049,763

		108,852,809

	Computer Services Software and Systems — 0.1%
100,500	Internap Corp.†	1,105,500

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications — 10.1%
35,000	AT&T Inc.	$1,247,750
560,000	BCE Inc.	24,102,400
890,042	CenturyLink Inc.	14,623,390
790,000	Cincinnati Bell Inc.†	10,941,500
35,000	Deutsche Telekom AG	570,622
515,000	Deutsche Telekom AG, ADR	8,440,850
1,750,000	Global Telecom Holding SAE, GDR†	652,155
28,000	Harris Corp.	4,515,840
1,440,000	Koninklijke KPN NV	4,317,998
18,000	Koninklijke KPN NV, ADR	53,730
135,000	Loral Space & Communications Inc.†	5,622,750
35,200	NextGenTel Holding ASA†	79,931
290,000	Nippon Telegraph & Telephone Corp.	13,360,086
2,200	Orange Belgium SA	44,990
330,000	Orascom Telecom Media and Technology Holding SAE, GDR	66,000
60,000	Pharol SGPS SA†	16,833
220,000	Pharol SGPS SA, ADR†	52,932
68,000	PLDT Inc., ADR	1,929,160
150,000	Proximus SA	4,656,643
2,000	PT Indosat Tbk	690
2,300,000	Singapore Telecommunications Ltd.	5,911,604
900,000	Sprint Corp.†	4,392,000
121,000	Swisscom AG, ADR	5,993,735
10,000	Tele2 AB, Cl. B	119,943
170,000	Telecom Italia SpA, ADR†	1,626,900
235,000	Telefonica Brasil SA, ADR	3,609,600
53,000	Telefonica Deutschland Holding AG	248,856
525,000	Telefonica SA, ADR	5,181,750
1,000,000	Telekom Austria AG	9,523,692
340,000	Telenet Group Holding NV†	22,695,673
546,000	Telephone & Data Systems Inc.	15,304,380
60,000	Telesites SAB de CV†	47,096
700,000	VEON Ltd., ADR	1,848,000
715,000	Verizon Communications Inc.	34,191,300
580,000	Windstream Holdings Inc.	817,800

		206,808,579

	Wireless Communications — 3.9%
65,000	America Movil SAB de CV, Cl. L, ADR	1,240,850
27,000	ATN International Inc.	1,609,740
69,000	China Mobile Ltd., ADR	3,156,750
53,000	China Unicom Hong Kong Ltd., ADR†	679,990
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	70
86,000	Millicom International Cellular SA	5,951,200
252,000	Millicom International Cellular SA, SDR	17,187,717
6,500	Mobile TeleSystems PJSC, ADR	74,035
465,000	NTT DoCoMo Inc.	11,753,372
135,000	SK Telecom Co. Ltd., ADR	3,262,950

Shares		Market Value

400	SmarTone Telecommunications Holdings Ltd.	$426
35,000	Tim Participacoes SA, ADR	758,450
400,000	Turkcell Iletisim Hizmetleri A/S, ADR	3,824,000
367,000	United States Cellular Corp.†	14,749,730
600,000	Vodafone Group plc, ADR	16,692,000

		80,941,280

	TOTAL COMMUNICATIONS	397,708,168

	OTHER — 8.2%
	Aerospace — 1.2%
2,000,000	Rolls-Royce Holdings plc	24,457,040

	Building and Construction — 0.3%
12,000	Acciona SA	911,321
170,000	Johnson Controls International plc	5,990,800

		6,902,121

	Business Services — 0.5%
1,420,000	Clear Channel Outdoor Holdings Inc., Cl. A	6,958,000
90,000	Macquarie Infrastructure Corp.	3,323,700
17,500	Vectrus Inc.†	651,700

		10,933,400

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A†	277,851

	Diversified Industrial — 0.3%
1,000	Alstom SA	45,047
40,000	Bouygues SA	2,003,667
4,000	Donaldson Co. Inc.	180,200
10,000	Raven Industries Inc.	350,500
10,000	Svenska Cellulosa AB, Cl. A	105,991
105,600	Twin Disc Inc.†	2,295,744

		4,981,149

	Electronics — 1.5%
90,000	Corning Inc.	2,509,200
585,000	Sony Corp., ADR	28,278,900

		30,788,100

	Entertainment — 0.5%
633,332	Grupo Televisa SAB, ADR	10,107,979

	Financial Services — 0.4%
168,000	Kinnevik AB, Cl. A	6,116,554
80,000	Kinnevik AB, Cl. B	2,878,153

		8,994,707

	Health Care — 0.0%
12,000	Tsumura & Co.	414,454

	Machinery — 2.0%
92,500	Astec Industries Inc.	5,104,150
36,000	Flowserve Corp.	1,559,880

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Machinery (Continued)
79,000	The Gorman-Rupp Co.	$2,310,750
420,000	Xylem Inc.	32,306,400

		41,281,180

	Metals and Mining — 0.4%
215,000	Freeport-McMoRan Inc.†	3,777,550
48,000	Haynes International Inc.	1,781,280
17,000	Vulcan Materials Co.	1,940,890

		7,499,720

	Transportation — 1.1%
311,000	GATX Corp.	21,300,390

	TOTAL OTHER	167,938,091

	TOTAL COMMON STOCKS	2,017,423,252

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (b)	1,182,060

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,027,320

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,209,380

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(c)	489,600

Principal Amount		Market Value

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$1,500,000	Mueller Industries Inc., 6.000%, 03/01/27	$1,505,625

	U.S. GOVERNMENT OBLIGATIONS — 1.3%
26,890,000	U.S. Treasury Bills, 1.425% to 1.743%††, 05/17/18 to 08/02/18	26,796,420

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,342,079,436)	$2,048,424,277

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $489,600 or 0.02% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$38,796,900	—	$ 0	$ 38,796,900
Natural Gas Utilities	109,501,570	$ 6,840,936	—	116,342,506
Other Industries (a)	1,296,637,587	—	—	1,296,637,587
COMMUNICATIONS (a)	397,708,168	—	—	397,708,168
OTHER	167,938,091	—	—	167,938,091
Total Common Stocks	2,010,582,316	6,840,936	0	2,017,423,252
Convertible Preferred Stocks (a)	1,027,320	1,182,060	—	2,209,380
Warrants (a)		489,600	—	489,600
Corporate Bonds(a)	—	1,505,625	—	1,505,625
U.S. Government Obligations	—	26,796,420	—	26,796,420
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,011,609,636	$36,814,641	$ 0	$2,048,424,277

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q118QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.